SEGMENT INFORMATION (TABLES)	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2011	2012	2013
	$	$	$
Net sales:
Metal stamping and Mechanical OEM:
Unaffiliated customers	18,530	14,689	14,646
Intersegment sales	6,790	8,585	-
	25,320	23,274	14,646
Electric OEM:
Unaffiliated customers	12,617	10,681	7,287
Intersegment sales	10,915	11,914	-
	23,532	22,595	7,287

Intersegment eliminations	(17,705)	(20,499)	-

Total net sales	31,147	25,370	21,933

Operating income:
Metal stamping and Mechanical OEM	1,079	428	319
Electric OEM	1,086	71	142
Corporate	(439)	(269)	(106)

Total operating income	1,726	230	355

Interest expense:
Metal stamping and Mechanical OEM	34	14	6
Electric OEM	23	10	3

Total interest expense	57	24	9

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	369	393	353
Electric OEM	290	277	233
Corporate	8	-	-

Total depreciation and amortization	667	670	586

Capital expenditure:
Metal stamping and Mechanical OEM	615	323	206
Electric OEM	412	32	106

Total capital expenditure	1,027	355	312

	As of March 31,
	2012	2013
	$	$
Total assets:
Metal stamping and Mechanical OEM	12,450	10,022
Electric OEM	4,090	5,228
Corporate	39	102

Total assets	16,579	15,352

	As of March 31,
	2012	2013
	$	$
Long-lived assets:
Metal stamping and Mechanical OEM	1,342	1,142
Electric OEM	685	627

Total long-lived assets	2,027	1,769

Schedule Of Segment Reporting Information By Geographical Segment [Table Text Block]
the breakdown by geographic area is as follows:
	Year ended March 31,
	2011	2012	2013
	$	$	$
Net sales:
Hong Kong and China	8,560	5,933	6,148
Other Asian countries	1,898	995	1,415
Europe	15,069	14,030	13,503
North America	5,620	4,412	867

	31,147	25,370	21,933